Share-Based Compensation (Details)												1 Months Ended	12 Months Ended
	Apr. 27, 2026	Aug. 16, 2025	Jul. 12, 2025	Apr. 27, 2025	Aug. 16, 2024	Jul. 12, 2024	Apr. 27, 2024	Aug. 16, 2023 $ / shares	Jul. 12, 2023	Apr. 27, 2023 $ / shares shares	Jan. 01, 2022 $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Jan. 31, 2022 shares
Share-based Compensation [Line Items]
Shares held employee benefit trust																165,664
Exercised option to purchase													8,333
Option [Member]
Share-based Compensation [Line Items]
Share-based compensation | ¥													¥ 399,247	¥ 712,184	¥ 9,329,484
Unrecognized compensation cost | ¥													¥ 248,436
Employee stock options, granted														86,186	25,000
Exercise price | ¥ / shares														¥ 0.01	¥ 0.03
Contractual term													8 years 3 months 18 days	9 years 3 months 18 days	9 years
Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested									33.30%
Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested						33.30%
Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Maximum aggregate number of shares												518,950
Total issued and outstanding shares percentage												10.00%
Contractual term										10 years
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation [Line Items]
Percentage of vested							33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested								33.30%
Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested					33.30%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held in employee trust and transferable													371,339
Shares held in employee trust due to forfeiture													25,665
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Share-based compensation | ¥													¥ 2,273	¥ 6,227	¥ 17,863
Unrecognized compensation cost | ¥														¥ 4,264
Employee stock options, granted											25,000
Contractual term															10 years
Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										7,787
Contractual term													10 years
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan [Member] | Option [Member]
Share-based Compensation [Line Items]
Contractual term								10 years
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation [Line Items]
Percentage of vested															33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation [Line Items]
Percentage of vested														33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation [Line Items]
Percentage of vested													33.30%
Zhejiang Haowei [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held employee benefit trust																562,668
Nanometa Ltd [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Shares held													397,004
Common Class A [Member]
Share-based Compensation [Line Items]
Exercise price | $ / shares								$ 0.002
Common Class A [Member] | Share Incentive Plan [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										54,579
Common Class A [Member] | Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation [Line Items]
Contractual term										10 years
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										22,522
Exercise price | $ / shares										$ 0.002	$ 0.004
Common Class A [Member] | Restricted Stock Units (RSUs) [Member] | Option [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										0.002
Common Class A [Member] | United States of America, Dollars | Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation [Line Items]
Employee stock options, granted										0.002
Forecast [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested			33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation [Line Items]
Percentage of vested				33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation [Line Items]
Percentage of vested	33.30%
Forecast [Member] | Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Option [Member]
Share-based Compensation [Line Items]
Percentage of vested		33.30%